BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents	$ 0	$ 0	$ 0
Investments held in Trust Account	128,437,281	128,421,215
Offering costs	1,080,140	1,080,140
Cash underwriting fee	500,000	500,000
Other offering cost	580,140	580,140
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0
Number of shares excluded from calculation of net income per common share because their inclusion would be anti-dilutive	14,115,358	14,115,358
Statutory tax rate (as a percent)		21.00%
Private Placement Warrants
Offering costs	$ 18,797	$ 18,797
Common stock subject to redemption
Common stock sold as part of the Units in the Initial Public Offering	12,650,000	12,650,000	0
Offering costs	$ 933,989	$ 933,989
Common stock not subject to redemption
Offering costs	$ 127,354	$ 127,354